INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2011
INCOME TAX EXPENSE
NOTE 9 - INCOME TAX EXPENSE

The components of income tax expense are as follows for the years ended December 31:

	2011	2010
Current:
Federal	$(413,727)	$262,551
State	1,746	99,543
	(411,981)	362,094
Deferred:
Federal	513,214	(1,469)
State	314,616	1,469
	827,830	-
Total income tax expense	$415,849	$362,094

The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows for the years ended December 31:

	2011	2010
	% of Income	% of Income
Federal income tax at statutory rate	34.0%	34.0%
Increase (decrease) in tax resulting from:
Tax-exempt income	(17.1)	(15.5)
Other	(1.3)	1.0
Stock-based compensation	-	0.2
State tax expense, net of federal benefit	15.8	4.3
Effective tax rates	31.4%	24.0%

The Company had gross deferred tax assets and gross deferred tax liabilities as follows as of December 31:

	2011	2010
Deferred tax assets:
Allowance for loan losses	$725,299	$798,326
Deferred compensation	125,147	88,146
Other	46,239	-
Impairment of operating lease	53,905	78,988
Write-down of equity securities	-	772,573
Alternative minimum tax carryforward	115,662	115,662
Gross deferred tax assets	1 ,066,252	1,853,695
Deferred tax liabilities:
Depreciation	(20,972)	(15,181)
Deferred loan costs/fees	(163,852)	(127,313)
Other	-	(1,943)
Net unrealized holdings gain on available-for-sale securities	(369,474)	(166,269)
Gross deferred tax liabilities	(554,298)	(310,706)
Net deferred tax asset	$511,954	$1 ,542,989

Deferred tax assets as of December 31, 2011 and 2010 have not been reduced by a valuation allowance because management believes that it is more likely than not that the full amount of deferred taxes will be realized.

As of December 31, 2011, the Company had no operating loss carryovers for income tax purposes.

It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. As of December 31, 2011 and 2010, there were no material uncertain tax positions related to federal and state income tax matters. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service and state taxing authorities for the years ended December 31, 2008 through December 31, 2011.

In January of 2011, the Bank formed a subsidiary Passive Investment Company (PIC).  Under State of Connecticut statutes, such a company is not subject to Connecticut corporation business taxes.  Provided that the Bank meets the mandated statutory requirements the Company’s Connecticut corporation business taxes should be significantly reduced or eliminated.  During 2011, net income was negatively impacted by approximately $315,000, consisting of certain non-recurring charges incurred in establishing the PIC.